Goodwill - Schedule of Changes in Carrying Amount of Goodwill (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Goodwill [Line Items]
Beginning balance		$ 2,023,402	$ 1,999,132
Foreign exchange		(46,551)	24,270
Ending balance		1,976,851	2,023,402	$ 1,999,132
Merchant Solutions
Goodwill [Line Items]
Beginning balance	[1]	637,446	637,446
Foreign exchange	[1]	0	0
Impairment		0	0	(1,159,145)
Ending balance	[1]	637,446	637,446	637,446
Digital Wallets
Goodwill [Line Items]
Beginning balance	[2]	1,385,956	1,361,686
Foreign exchange	[2]	(46,551)	24,270
Impairment		0	0	(723,042)
Ending balance	[2]	$ 1,339,405	$ 1,385,956	$ 1,361,686

[1]	Accumulated impairment loss was $1,159,145 for all periods presented within the Merchant Solutions segment.
[2]	Accumulated impairment loss was $723,042 for all periods presented within the Digital Wallets segment.